Impairment Testing of Acquired Development Programs Not Yet Available for Use - Summary of Carrying Amount of Acquired Development Programs (Detail) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	£ 24,564	£ 31,648
BPS-804 [member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	2,159	11,616
MPH-966 [member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	8,208	5,835
BGS-649 [member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	9,886	9,886
BCT-197 [member]
Disclosure of detailed information about intangible assets [line items]
Acquired development programs	£ 4,311	£ 4,311